Other Income/(Expense)-Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income/(Expense)-Net [Abstract]
Other Income/(Expense)-Net

	For the Years Ended December 31,
	2017	2016	2015
Market value gains related to deferred
compensation trusts	$8,430	$2,061	$148
Loss on disposal of property and equipment	(707)	(424)	(698)
Interest income	427	383	281
Other--net	4	-	(418)
Total other income/(expense)	$8,154	$2,020	$(687)